Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jul. 22, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 27, 2022	Nov. 16, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	May 02, 2017	Sep. 30, 2016	Dec. 22, 2015	Dec. 01, 2015	Sep. 30, 2015
C000237974 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,414					$ 11,178			$ 10,921	$ 10,641	$ 10,361	$ 10,117	$ 10,000
C000143786 [Member]
Account Value [Line Items]
Accumulated Value	23,899								23,241		18,398				$ 14,109		$ 16,215		$ 11,433		$ 12,777		$ 13,953		$ 12,058		$ 10,157			$ 10,000
C000254986 [Member]
Account Value [Line Items]
Accumulated Value	10,450				$ 10,302	10,215	$ 10,011	$ 10,000
C000183146 [Member]
Account Value [Line Items]
Accumulated Value	13,110					11,183			11,802	11,460	9,591	9,889			10,397	$ 10,770	11,055	$ 11,193	9,894	$ 8,573	9,597	$ 10,086	11,766	$ 11,811	10,877	$ 10,000
C000238196 [Member]
Account Value [Line Items]
Accumulated Value	10,535					10,362			10,463	10,224	10,069	9,992		$ 10,000
C000143789 [Member]
Account Value [Line Items]
Accumulated Value	17,788								13,315		11,004				9,695		14,367		11,989		10,609		11,589		11,426		10,396	$ 10,000
C000143787 [Member]
Account Value [Line Items]
Accumulated Value	18,415								15,205		13,411				10,248		13,367		11,935		12,626		14,101		14,232		10,800			10,000
C000238588 [Member]
Account Value [Line Items]
Accumulated Value	14,084								13,608		12,793				11,012		13,356		12,858		10,419		10,933		10,972		10,592			10,000
C000143788 [Member]
Account Value [Line Items]
Accumulated Value	27,013								26,510		17,677				17,804		19,827		16,881		12,076		13,664		10,914		9,842		$ 10,000
C000254981 [Member]
Account Value [Line Items]
Accumulated Value	10,796	$ 10,381	$ 10,053	$ 10,000
Solactive 1-3 Month US T-Bill Index ($11,437) [Member]
Account Value [Line Items]
Accumulated Value	11,437					11,193			10,947	10,656	10,375	10,115	10,000
Solactive US Aggregate Bond Index ($10,506) [Member]
Account Value [Line Items]
Accumulated Value	10,506				$ 10,302	10,190	$ 9,914	$ 10,000
Solactive GBS United States 1000 Index ($30,415) [Member]
Account Value [Line Items]
Accumulated Value	26,006					21,539			22,031	20,033	16,662	16,160			13,705	$ 17,366	17,204	$ 16,147	13,545	$ 10,428	12,140	$ 11,671	11,885	$ 11,299	10,774	$ 10,000
Solactive US Aggregate Bond Index ($11,265) [Member]
Account Value [Line Items]
Accumulated Value	11,265					10,927			10,999	10,457	9,887	10,320		$ 10,000
Solactive GBS Developed Markets ex North America Large Index ($21,220) [Member]
Account Value [Line Items]
Accumulated Value	21,220								18,410		14,766				11,792		15,792		12,528		12,461		12,642		12,295		10,320	$ 10,000
Solactive GBS Developed Markets ex North America Large & Mid Cap Index ($21,858) [Member]
Account Value [Line Items]
Accumulated Value	21,858								18,964		15,210				12,147		16,267		12,905		12,836		13,022		12,665		10,631			10,000
S&P 500 Index ($41,530) [Member]
Account Value [Line Items]
Accumulated Value	41,530								35,315		25,900				21,296		25,194		19,380		16,830		16,143		13,691		11,543			10,000
Solactive GBS United States 1000 Index ($35,204) [Member]
Account Value [Line Items]
Accumulated Value	35,204								29,987		22,180				18,391		22,455		17,187		14,867		14,368		12,274		10,414		$ 10,000
Solactive GBS United States 1000 Index ($38,481) [Member]
Account Value [Line Items]
Accumulated Value	38,481								32,778		24,245				$ 20,103		$ 24,546		$ 18,787		$ 16,251		$ 15,706		$ 13,416		$ 11,383			$ 10,000
Solactive GBS United States 1000 Index ($10,611) [Member]
Account Value [Line Items]
Accumulated Value	10,611	$ 10,250	$ 10,046	$ 10,000
Solactive US Aggregate Bond Index ($11,249) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,249					$ 10,911			$ 10,983	$ 10,442	$ 9,872	$ 10,305	$ 10,000